Taxes Payable	12 Months Ended
Dec. 31, 2024
Taxes Payable [Abstract]
Taxes payable
9.	Taxes payable

Taxes payable consisted of the following:

	As of December 31,
	2023	2024
Value-added tax	778,011	1,940,711
Surtaxes	2,178	145,505
Withholding individual income tax	51,320	60,603
Total	831,509	2,146,819